UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21583

CLOUGH GLOBAL ALLOCATION FUND
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado		80203
(Address of principal executive offices)		(Zip code)

Erin Douglas Clough Global Allocation Fund 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2009

Item 1 — Schedule of Investments.

Clough Global Allocation Fund

STATEMENT OF INVESTMENTS

December 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS 112.63%
Consumer/Retail 14.47%
American Axle & Manufacturing Holdings, Inc.(a)	72,800	$583,856
Anta Sports Products, Ltd.	482,000	716,155
ArvinMeritor, Inc.(a)	33,000	368,940
Belle International Holdings, Ltd.	78,500	91,729
Best Buy Co., Inc.	36,400	1,436,344
China Dongxiang Group Co.	1,196,000	925,529
China Lilang, Ltd.(a)	692,000	481,956
Compagnie Generale des Etablissements Michelin	18,306	1,406,075
Cooper Tire & Rubber Co.	14,700	294,735
Deere & Co.	12,300	665,307
Delta Dunia Makmur Tbk PT(a)	1,315,000	236,546
Federal - Mogul Corp.(a)	2,663	46,070
Ford Motor Co.(a)	231,919	2,319,190
The Goodyear Tire & Rubber Co.(a)	223,607	3,152,859
Jardine Strategic Holdings, Ltd.	21,295	374,792
JOS A Bank Clothiers, Inc.(a)	18,500	780,515
Kraft Foods, Inc.	32,700	888,786
Little Sheep Group, Ltd.(b)	59,000	32,721
New World Department Store China, Ltd.	104,700	96,012
Owens-Illinois, Inc.(a)	20,100	660,687
PCD Stores, Ltd.(a)(b)	1,206,000	468,189
Ports Design, Ltd.	490,400	1,524,317
Regal Hotels International Holdings, Ltd.	374,390	156,451
Shanghai Industrial Holdings, Ltd.	159,300	814,642
Shenguan Holdings Group, Ltd.(a)	71,000	64,650
Shiseido Co., Ltd.	13,300	254,333
Sinopharm Group Co.(a)	21,900	77,817
Starwood Hotels & Resorts Worldwide, Inc.	30,600	1,119,042
Tenneco, Inc.(a)	153,160	2,715,527
TJX Cos, Inc.	13,600	497,080
Toshiba Corp.(a)	196,000	1,075,385
TRW Automotive Holdings Corp.(a)	39,600	945,648
Wal-Mart Stores, Inc.	12,000	641,400
		25,913,285

Energy 25.18%
Exploration & Production 16.87%
Anadarko Petroleum Corp.	45,032	2,810,897
Cabot Oil & Gas Corp.	15,900	693,081
EDP - Energias do Brasil S.A.(b)	15,100	290,985
EOG Resources, Inc.	9,200	895,160
Exxon Mobil Corp.	73,800	5,032,422
Halliburton Co.	63,000	1,895,670
InterOil Corp.(a)	68,575	5,267,246
Newfield Exploration Co.(a)	19,600	945,308
Noble Energy, Inc.	27,259	1,941,386
Occidental Petroleum Corp.	36,800	2,993,680
PetroHawk Energy Corp.(a)	60,400	1,448,996
Petroleo Brasileiro S.A. - ADR	25,800	1,230,144
Petroleo Brasileiro S.A. - Sponsored ADR	33,030	1,400,142
Plains Exploration & Production Co.(a)	37,866	1,047,374
Southwestern Energy Co.(a)	24,992	1,204,614
Ultra Petroleum Corp.(a)	22,200	1,106,892
		30,203,997

Oil Services and Drillers 7.87%
Calfrac Well Services, Ltd.	19,200	382,770
Cameron International Corp.(a)	41,100	1,717,980
Diamond Offshore Drilling, Inc.	16,600	1,633,772
Hess Corp.	17,800	1,076,900
Oceaneering International, Inc.(a)	18,680	1,093,154
Schlumberger, Ltd.	29,700	1,933,173
Suncor Energy, Inc.	49,182	1,736,616
Superior Well Services, Inc.(a)	40,362	575,562
Transocean, Inc.(a)	37,899	3,138,037
Trican Well Service, Ltd.	24,600	330,713
Weatherford International, Ltd.(a)	11,083	198,497
Willbros Group, Inc.(a)	16,694	281,628
		14,098,802
Pipelines 0.41%
Plains All American Pipeline LP	13,800	729,330

Tankers 0.03%
Golar LNG, Ltd.(a)	3,654	46,844

TOTAL ENERGY		45,078,973

Finance 12.56%
Banks 9.63%
Banco Bradesco S.A. - ADR	32,100	702,027
Bangkok Bank PLC	40,800	141,956
Bank Mandiri Tbk PT	2,660,000	1,330,708
Bank of America Corp.	228,500	3,441,210
BlackRock Kelso Capital Corp.	105,700	900,564
BOC Hong Kong Holdings, Ltd.	702,000	1,593,520
Citigroup, Inc.	598,522	1,981,108
Indochina Capital Vietnam Holdings, Ltd.(a)	24,452	89,861
Itau Unibanco Holding S.A. - ADR	63,440	1,448,969
Kasikornbank PLC	129,000	328,884
Mizuho Financial Group, Inc.	346,800	618,122
Nomura Holdings, Inc.	124,600	911,071
PennantPark Investment Corp.	177,530	1,583,568
Public Bank BHD	158,491	523,057
Siam Commercial Bank PCL	230,000	598,455
State Street Corp.	24,200	1,053,668
		17,246,748
Non-Bank 2.93%
Apollo Investment Corp.	257,789	2,456,729
Ares Capital Corp.	149,524	1,861,574
Lender Processing Services, Inc.	13,800	561,108
Maiden Holdings, Ltd.(b)	23,900	174,948
T&D Holdings, Inc.	9,000	183,508
		5,237,867

TOTAL FINANCE		22,484,615

Gold/Metals 1.74%
Anglo American PLC - ADR(a)	18,134	393,145
Anglo Platinum, Ltd.(a)	11,200	1,202,710
Cameco Corp.	3,898	125,399
Kinross Gold Corp.	16,000	294,400

Lonmin PLC(a)	34,800	1,101,131
		3,116,785
Health Care 0.90%
BioMarin Pharmaceutical, Inc.(a)	22,827	429,376
BioSphere Medical, Inc.(a)	182,703	500,606
BioSphere Medical, Inc.(a)(c)	50,000	137,000
Fleury S.A.(a)	9,100	96,122
Genzyme Corp.(a)	5,300	259,753
Molecular Insight Pharmaceuticals, Inc.(a)	80,200	180,450
		1,603,307
Industrial 11.27%
Aegean Marine Petroleum Network, Inc.	57,500	1,580,100
Bakrie Sumatera Plantations Tbk PT	1,527,000	94,269
BE Aerospace, Inc.(a)	132,600	3,116,100
BorgWarner, Inc.	44,500	1,478,290
Bumi Resources Tbk PT	1,027,000	265,085
Chicago Bridge & Iron Co.(a)	95,479	1,930,585
China South City Holdings, Ltd.(a)(b)	1,178,000	217,265
Crown Holdings, Inc.(a)	45,100	1,153,658
Cummins, Inc.	17,700	811,722
Fluor Corp.	12,200	549,488
Foster Wheeler, Ltd.(a)	76,000	2,237,440
Fosun International, Ltd.	8,000	5,592
General Cable Corp.(a)	75,700	2,227,094
Hitachi, Ltd.(a)	426,500	1,300,542
ITOCHU Corp.	38,000	278,263
JSR Corp.	14,200	286,638
Kingboard Chemical Holdings, Ltd.	41,980	166,763
Matrix Service Co.(a)	397	4,228
McDermott International, Inc.(a)	74,751	1,794,772
Metabolix, Inc.(a)	29,400	325,458
Solutia, Inc.(a)	16,346	207,594
Weichai Power Co., Ltd.	19,500	157,692
		20,188,638
Insurance 9.68%
Aflac, Inc.	31,400	1,452,250
Arch Capital Group, Ltd.(a)	4,900	350,595
China Pacific Insurance Group Co., Ltd.(a)(b)	97,000	386,579
Everest Re Group, Ltd.	8,900	762,552
Fidelity National Financial, Inc.	193,203	2,600,512
Genworth Financial, Inc.(a)	82,615	937,680
Lincoln National Corp.	102,688	2,554,878
Loews Corp.	85,400	3,104,290
Montpelier Re Holdings, Ltd.	62,800	1,087,696
RenaissanceRe Holdings, Ltd.	13,500	717,525
Torchmark Corp.	18,400	808,680
The Travelers Cos., Inc.	41,900	2,089,134
XL Capital, Ltd.	26,800	491,244
		17,343,615
Real Estate 1.00%
Great Eagle Holdings, Ltd.	219,080	570,771
Italian-Thai Development PLC(a)	2,088,000	184,125
Kerry Properties, Ltd.	137,072	698,319
Mingfa Group International Co., Ltd.(a)(b)	579,100	166,558
YNH Property BHD(a)	380,059	169,828
		1,789,601

Real Estate Investment Trusts (REITs) 8.49%
Annaly Capital Management, Inc.	293,200	5,087,020
Anworth Mortgage Asset Corp.	160,614	1,124,298
Apollo Commercial Real Estate Finance, Inc.(a)	50,100	901,299
Capstead Mortgage Corp.	58,700	801,255
Chimera Investment Corp.	165,632	642,652
Hatteras Financial Corp.	98,400	2,751,264
Hatteras Financial Corp.(b)	50,300	1,406,388
Host Hotels & Resorts, Inc.(a)	127,335	1,486,000
MFA Financial, Inc.	136,200	1,001,070
Regal Real Estate Investment Trust	37,439	7,967
		15,209,213
Technology & Communications 21.00%
Advanced Semiconductor Engineering, Inc.	307,000	276,910
AOL, Inc.(a)	2,381	55,430
Arrow Electronics, Inc.(a)	47,800	1,415,358
Avnet, Inc.(a)	27,200	820,352
Centron Telecom International Holdings, Ltd.(a)	238,000	71,522
China Mobile, Ltd. - ADR	8,200	380,726
China Telecom Corp., Ltd.	688,000	287,502
Chunghwa Telecom Co., Ltd. - ADR	115,934	2,152,894
Cisco Systems, Inc.(a)	177,000	4,237,380
CommScope, Inc.(a)	9,500	252,035
Dell, Inc.(a)	34,600	496,856
Hewlett-Packard Co.	33,600	1,730,736
Honeywell International, Inc.	87,800	3,441,760
Hynix Semiconductor, Inc.(a)	8,500	168,982
Intel Corp.	65,200	1,330,080
LG Electronics, Inc.(a)	2,736	285,471
Magal Security Systems, Ltd.(a)	76,443	281,310
Microsoft Corp.	163,242	4,977,249
National Semiconductor Corp.	45,600	700,416
Net Servicos de Comunicacao S.A. - ADR	91,234	1,234,396
NII Holdings, Inc.(a)	17,100	574,218
Oracle Corp.	114,500	2,809,830
Qualcomm, Inc.	88,200	4,080,132
Samsung Electronics Co., Ltd.	833	571,560
Seagate Technology	126,533	2,301,635
Siliconware Precision Industries Co.	192,000	260,222
Symantec Corp.(a)	82,800	1,481,292
Time Warner, Inc.	26,200	763,468
Zhuzhou CSR Times Electric Co., Ltd.	79,000	162,006
		37,601,728
Transportation 2.60%
Bombardier, Inc.	178,600	819,697
Gol Linhas Aereas Inteligentes S.A. - ADR	98,945	1,518,806
Localiza Rent A Car S.A.	57,400	636,972
Santos Brasil Participacoes S.A.(a)	60,000	603,101
TAM S.A. - ADR(a)	48,683	1,081,736
		4,660,312
Utilities 3.74%
DPL, Inc.	28,900	797,640
Enbridge, Inc.	14,400	669,572
FirstEnergy Corp.	7,000	325,150
KBR, Inc.	73,000	1,387,000
Quanta Services, Inc.(a)	169,013	3,522,231
		6,701,593

TOTAL COMMON STOCKS (Cost $169,485,956)		201,691,665

EXCHANGE TRADED FUNDS 5.08%
iShares iBoxx $ High Yield Corporate Bond Fund	32,701	2,872,456
SPDR Gold Shares(a)	58,100	6,234,711

TOTAL EXCHANGE TRADED FUNDS (Cost $7,473,504)		9,107,167

PREFERRED STOCKS 0.17%
Bank of America Corp.
10.000%	20,400	304,368

TOTAL PREFERRED STOCKS (Cost $306,000)		304,368

Description and	Coupon	Principal
Maturity Date	Rate	Amount	Value
CORPORATE BONDS 25.41%
ACE INA Holdings, Inc.
02/15/2017	5.700%	$200,000	212,568
03/15/2018	5.800%	375,000	399,674
Alliant Techsystems, Inc.
04/01/2016	6.750%	575,000	572,125
Allstate Life Global Funding Trusts
04/30/2013	5.375%	525,000	560,851
Anadarko Petroleum Corp.
09/15/2016	5.950%	625,000	676,998
Analog Devices, Inc.
07/01/2014	5.000%	350,000	365,483
Aon Corp.
12/14/2012	7.375%	365,000	399,266
Apache Corp.
09/15/2013	6.000%	600,000	664,466
Arrow Electronics, Inc.
04/01/2020	6.000%	250,000	247,808
AT&T, Inc.
02/15/2019	5.800%	525,000	560,624
Ball Corp.
03/15/2018	6.625%	650,000	645,125
Bank of America Corp.
12/01/2017	5.750%	900,000	923,072
BE Aerospace, Inc.
07/01/2018	8.500%	525,000	557,812
The Boeing Co.
03/15/2014	5.000%	250,000	269,393
Bombardier, Inc.
05/01/2014(b)	6.300%	650,000	646,750
BorgWarner, Inc.
10/01/2019	8.000%	400,000	404,361
Bottling Group LLC
01/15/2019	5.125%	600,000	624,619
Burlington Northern Santa Fe Corp.
05/01/2017	5.650%	725,000	772,835
Chubb Corp.
11/15/2011	6.000%	550,000	591,142
Cisco Systems, Inc.
02/15/2019	4.950%	500,000	513,441
CITIC Resources Holdings, Ltd.
05/15/2014(d)	6.750%	150,000	147,375

The Coca-Cola Co.
03/15/2014	3.625%	260,000	268,264
Coca-Cola Enterprises, Inc.
03/01/2015	4.250%	600,000	630,979
Computer Sciences Corp.
03/15/2018(b)	6.500%	400,000	437,218
The Connecticut Light & Power Co.
Series 09-A, 02/01/2019	5.500%	450,000	475,706
Constellation Brands, Inc.
09/01/2016	7.250%	600,000	612,000
Corning, Inc.
06/15/2015	6.050%	400,000	403,264
Crown Americas LLC/Crown Americas Capital Corp. II
05/15/2017(b)	7.625%	700,000	729,750
The Dayton Power & Light Co.
10/01/2013	5.125%	375,000	400,757
Devon Financing Corp. ULC
09/30/2011	6.875%	630,000	684,661
Duke Energy Carolinas LLC
11/15/2013	5.750%	400,000	437,976
Eaton Vance Corp.
10/02/2017	6.500%	750,000	776,749
Enbridge Energy Partners LP
03/01/2019	9.875%	375,000	475,601
Enterprise Products Operating LLC
02/01/2013	6.125%	560,000	599,483
Florida Power Corp.
06/15/2018	5.650%	400,000	430,022
Ford Motor Credit Co., LLC
10/01/2014	8.700%	850,000	889,526
Forest Oil Corp.
06/15/2019	7.250%	600,000	595,500
General Cable Corp.
04/01/2017	7.125%	700,000	691,250
General Dynamics Corp.
02/01/2014	5.250%	590,000	642,492
General Mills, Inc.
02/15/2012	6.000%	600,000	648,129
The Goldman Sachs Group, Inc.
01/15/2016	5.350%	650,000	675,999
Goodrich Corp.
03/01/2019(b)	6.125%	425,000	459,902
The Goodyear Tire & Rubber Co.
05/15/2016	10.500%	650,000	721,500
Hanesbrands, Inc.
12/15/2016	8.000%	300,000	307,125
Hasbro, Inc.
05/15/2014	6.125%	350,000	381,428
Hewlett-Packard Co.
03/01/2014	6.125%	350,000	391,448
03/01/2018	5.500%	300,000	319,529
Iron Mountain, Inc.
01/01/2016	6.625%	625,000	615,625
Johnson Controls, Inc.
01/15/2016	5.500%	800,000	814,695
JPMorgan Chase & Co.
04/23/2019	6.300%	675,000	743,874
Kellogg Co.
05/30/2016	4.450%	250,000	257,800
The Kroger Co.
02/01/2010	8.050%	500,000	502,425

McDonald’s Corp.
02/01/2019	5.000%	600,000	628,265
Montpelier Re Holdings, Ltd.
08/15/2013	6.125%	250,000	246,381
Morgan Stanley
10/15/2015	5.375%	600,000	620,720
Nabors Industries, Inc.
01/15/2019	9.250%	550,000	674,674
National Oilwell Varco, Inc.
Series B, 08/15/2015	6.125%	545,000	547,384
Newfield Exploration Co.
09/01/2014	6.625%	400,000	406,000
05/15/2018	7.125%	250,000	253,750
Oracle Corp.
04/15/2018	5.750%	255,000	276,159
PacifiCorp
01/15/2019	5.500%	600,000	636,416
Petrohawk Energy Corp.
06/01/2015	7.875%	675,000	685,125
Pioneer Natural Resources Co.
03/15/2017	6.650%	650,000	644,324
Potash Corp. of Saskatchewan, Inc.
05/15/2014	5.250%	400,000	430,261
Precision Castparts Corp.
12/15/2013	5.600%	400,000	419,446
Prime Dig Pte, Ltd.
11/03/2014(d)	11.750%	200,000	203,000
Progress Energy
01/15/2019	5.300%	600,000	627,661
Provident Cos, Inc.
07/15/2018	7.000%	425,000	408,737
Public Service Co. of Colorado
06/01/2019	5.125%	600,000	625,289
Public Service Electric & Gas Co.
11/01/2013	6.330%	600,000	668,856
Range Resources Corp.
05/15/2019	8.000%	600,000	645,000
Roche Holdings, Inc.
03/01/2019(b)	6.000%	600,000	660,485
Shimao Property Holdings, Ltd.
12/01/2016	8.000%	150,000	138,308
Silgan Holdings, Inc.
08/15/2016	7.250%	600,000	619,500
South Carolina Electric & Gas Co.
11/01/2018	5.250%	400,000	418,117
Spirit Aerosystems, Inc.
10/01/2017(b)	7.500%	550,000	544,500
Starwood Hotels & Resorts Worldwide, Inc.
05/15/2018	6.750%	675,000	680,063
Thermo Fisher Scientific, Inc.
06/01/2015	5.000%	500,000	524,853
Torchmark Corp.
06/15/2016	6.375%	275,000	277,338
The Travelers Cos., Inc.
05/15/2018	5.800%	275,000	293,563
TRW Automotive, Inc.
03/15/2014(b)	7.000%	425,000	418,625
Tyco International Finance S.A.
01/15/2019	8.500%	450,000	544,378
Union Pacific Corp.
01/31/2013	5.450%	500,000	538,421
United Technologies Corp.
02/01/2019	6.125%	500,000	553,498

Vedanta Resources PLC
07/18/2018(d)	9.500%	375,000	382,500
Verizon Wireless Capital LLC
02/01/2014(b)	5.550%	400,000	434,508
Wal-Mart Stores, Inc.
02/15/2018	5.800%	250,000	277,892
Weatherford International, Ltd.
03/01/2019	9.625%	615,000	767,954

TOTAL CORPORATE BONDS (Cost $42,464,591)			45,498,416

ASSET/MORTGAGE BACKED SECURITIES 0.93%
Freddie Mac REMICS
Series 2006-3155, Class SA, 11/15/2035(e)	36.701%	945,221	1,253,063
Government National Mortgage Association (GNMA)
Series 2007-37, Class SA, 03/20/2037(e)	21.293%	268,071	289,530
Series 2007-37, Class SB, 03/20/2037(e)	21.293%	126,723	130,575

TOTAL ASSET/MORTGAGE BACKED SECURITIES (Cost $1,295,390)			1,673,168

GOVERNMENT & AGENCY OBLIGATIONS 6.01%
Small Business Administration Participation Certificates
Series 2008-20L, Class 1, 12/01/2028	6.220%	554,851	602,138

U.S. Treasury Bonds
06/30/2012	4.875%	600,000	650,906
08/15/2018	4.000%	9,300,000	9,501,261

TOTAL GOVERNMENT & AGENCY OBLIGATIONS (Cost $11,246,315)			10,754,305

	Expiration	Exercise	Number of
	Date	Price	Contracts	Value
PURCHASED OPTIONS 1.81%
Purchased Call Options 0.28%
Halliburton Co.	January, 2011	$30.00	350	158,375
SPDR Gold Trust	January, 2010	100.00	150	112,125
Transocean, Ltd.	May, 2010	90.00	580	232,000

TOTAL PURCHASED CALL OPTIONS (Cost $1,103,688)				502,500

Purchased Put Options 1.53%
S&P 500 Index	January, 2010	1,025.00	350	75,250
S&P 500 Index	January, 2010	1,050.00	200	63,000
S&P 500 Index	March, 2010	1,100.00	680	2,601,000
SPDR Gold Trust	January, 2010	80.00	300	0

TOTAL PURCHASED PUT OPTIONS (Cost $6,629,271)				2,739,250

TOTAL PURCHASED OPTIONS (Cost $7,732,959)				3,241,750

	Shares/ Principal Amount	Value
SHORT-TERM INVESTMENTS 2.32%
Money Markets
Dreyfus Treasury Prime Money Market Fund (0.000% 7-day yield)(f)	1,150,444	1,150,444

U.S. Treasury Bills
U.S. Treasury Bill Discount Notes
2/11/2010, 0.149%(g)	500,000	499,915
3/11/2010, 0.175%(g)	2,500,000	2,499,841

TOTAL SHORT-TERM INVESTMENTS (Cost $4,149,524)		4,150,200

Total Investments - 154.36%* (Cost $244,154,239)		$276,421,039

Liabilities in Excess of Other Assets - (54.36%)		(97,350,074)

NET ASSETS - 100.00%		$179,070,965

	Expiration	Exercise	Number of
	Date	Price	Contracts	Value
SCHEDULE OF OPTIONS WRITTEN
Call Options Written
Halliburton Co.	January, 2011	$45.00	350	$(25,025)
Transocean, Ltd.	May, 2010	100.00	580	(93,960)

TOTAL CALL OPTIONS WRITTEN (Premiums received $452,200)				(118,985)

Put Options Written
S&P 500 Index	January, 2010	950.00	350	(31,500)
S&P 500 Index	January, 2010	975.00	200	(24,500)
S&P 500 Index	March, 2010	1,000.00	680	(955,400)
SPDR Gold Trust	January, 2010	90.00	260	0

TOTAL PUT OPTIONS WRITTEN (Premiums received $3,211,081)				(1,011,400)

TOTAL OPTIONS WRITTEN (Premiums received $3,663,281)				$(1,130,385)

	Shares	Value
SCHEDULE OF SECURITIES SOLD SHORT
Common Stocks
AvalonBay Communities, Inc.	(2,226)	$(182,777)
Barclays PLC	(59,600)	(265,693)
Barclays PLC - Sponsored ADR	(21,100)	(371,360)
Berkshire Hathaway, Inc.	(302)	(992,372)
Boston Properties, Inc.	(8,500)	(570,095)
Caterpillar, Inc.	(15,200)	(866,248)
China Shenhua Energy Co., Ltd.	(220,000)	(1,078,236)
Cie Generale d’Optique Essilor International S.A.	(5,600)	(335,163)
Deutsche Bank AG	(14,200)	(1,006,922)
ENSCO International, Inc. - ADR	(37,600)	(1,501,744)
Federal Realty Investment Trust	(5,600)	(379,232)

Genuine Parts Co.	(21,194)	(804,524)
ICICI Bank, Ltd. - ADR	(10,172)	(383,586)
IDEXX Laboratories, Inc.	(3,600)	(192,384)
Kohl’s Corp.	(5,300)	(285,829)
Las Vegas Sands Corp.	(35,987)	(537,646)
Macy’s, Inc.	(27,200)	(455,872)
MGM Mirage	(7,000)	(63,840)
The NASDAQ OMX Group, Inc.	(28,195)	(558,825)
PACCAR, Inc.	(37,657)	(1,365,820)
Patterson-UTI Energy, Inc.	(50,300)	(772,105)
PetSmart, Inc.	(5,300)	(141,457)
POSCO-ADR	(3,500)	(458,850)
Quest Diagnostics, Inc.	(15,000)	(905,700)
Rio Tinto PLC - Sponsored - ADR	(3,700)	(796,943)
Rowan Companies, Inc.	(20,700)	(468,648)
Simon Property Group, Inc.	(11,099)	(885,700)
Smith International, Inc.	(9,799)	(266,239)
Stone Energy Corp.	(4,854)	(87,615)
Unit Corp.	(17,650)	(750,125)
VCA Antech, Inc.	(4,900)	(122,108)
Vornado Realty Trust	(630)	(44,062)
WW Grainger, Inc.	(6,600)	(639,078)
Wynn Resorts, Ltd.	(8,300)	(483,309)
		(19,020,107)

Exchange Traded Funds
Financial Select Sector SPDR Fund	(68,600)	(987,154)
iShares Dow Jones U.S. Real Estate Index Fund	(64,176)	(2,946,962)
iShares MSCI Brazil Index Fund	(23,900)	(1,783,179)
iShares MSCI Emerging Markets Fund	(8,200)	(340,300)
iShares MSCI Mexico Investable Market Index Fund	(21,200)	(1,036,044)
iShares MSCI South Korea Index Fund	(6,117)	(291,414)
iShares Russell 2000 Index Fund	(75,000)	(4,669,500)
Oil Services Holders Trust	(16,900)	(2,011,100)
United States Oil Fund LP	(50,400)	(1,979,712)
		(16,045,365)
TOTAL SECURITIES SOLD SHORT (Proceeds $30,688,149)		$(35,065,472)

Abbreviations:

ADR - American Depositary Receipt

AG-Aktiengesellschaft is a German acronym on company names meaning Public Company

BHD - Berhad (in Malaysia; equivalent to Public Limited Company)

LLC - Limited Liability Company

LP - Limited Partnership

MSCI - Morgan Stanley Capital International

PCL - Public Company Limited

PLC - Public Limited Company

PT - equivalent to Public Limited Company in Indonesia

REMICS - Real Estate Mortgage Investment Conduits

S.A. - Generally designates corporations in various countries, mostly those employing the civil law

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

Tbk - Terbuka (stock symbol in Indonesian)

ULC - Unlimited Liability Company

* All securities are being held as collateral for borrowings, written options and/or short sales as of December 31, 2009. (See Note x)

(a) Non-Income Producing Security.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2009, these securities had a total value of $7,475,371 or 4.17% of net assets.

(c) Private Placement; these securities may only be resold in transactions exempt from registration under the Securities Act of 1933. As of December 31, 2009, these securities had a total value of $137,000 or 0.08% of net assets.

(d) Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts form registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant Securities Act of 1933, or pursuant to an exemption from registration.  These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustee’s.  As of December 31, 2009, the aggregate market value of those securities was $732,875, representing 0.41% of net assets.

(e) Floating or variable rate security - rate disclosed as of December 31, 2009.

(f) Less than 0.0005%

(g) Discount at purchase.

For Fund compliance purposes, the Fund’s industry classifications refer to any one of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

Income Tax Information:
Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:
As of December 31, 2009
Gross appreciation (excess of value over tax cost)	$44,232,342
Gross depreciation (excess of tax cost over value)	(15,653,079)
Net unrealized appreciation	$28,579,263
Cost of investments for income tax purposes	$247,841,776

See Notes to Quarterly Statement of Investments.

1. SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

Clough Global Allocation Fund (the “Fund”) is a closed-end management investment company that was organized under the laws of the state of Delaware by an Amended Agreement and Declaration of Trust dated April 27, 2004.  The Fund is a non-diversified series with an investment objective to provide a high level of total return. The Declaration of Trust provides that the Trustees may authorize separate classes of shares of beneficial interest.

Security Valuation: The net asset value per share of the Fund is determined no less frequently than daily, on each day that the New York Stock Exchange (the “Exchange”) is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Trading may take place in foreign issues held by the Fund at times when the Fund is not open for business. As a result, the Fund’s net asset value may change at times when it is not possible to purchase or sell shares of the Fund. Securities held by the Fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day. Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or more pricing services at the mean between the latest available bid and asked prices. As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value, unless the Trustees determine that under particular circumstances such method does not result in fair value. Over-the-counter options are valued at the mean between bid and asked prices provided by dealers. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Securities for which there is no such quotation or valuation and all other assets are valued at fair value in good faith by or at the direction of the Trustees.

Foreign Securities: The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.  There were no outstanding foreign currency contracts for the Fund as of December 31, 2009.

Fair Valuation: If the price of a security is unavailable in accordance with the Fund’s pricing procedures, or the price of a security is suspect, e.g., due to the occurrence of a significant event, the security may be valued at its fair value determined pursuant to procedures adopted by the Board of Trustees. For this purpose, fair value is the price that the Fund reasonably expects to receive on a current sale of the security. Due to the number of variables affecting the price of a security, however; it is possible that the fair value of a security may not accurately reflect the price that the Fund could actually receive on a sale of the security.  As of December 31, 2009, there were no securities which have been fair valued.

A three—tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 — Quoted prices in active markets for identical investments

Level 2 — Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$201,691,665	$—	$—	$201,691,665
Exchange Traded Funds	9,107,167	—	—	9,107,167
Preferred Stocks	304,368	—	—	304,368
Corporate Bonds	—	45,498,416	—	45,498,416
Asset/Mortgage Backed Securities	—	1,673,168	—	1,673,168
Government & Agency Obligations	10,152,167	602,138	—	10,754,305
Purchased Options	3,241,750	—	—	3,241,750
Short-Term Investments	4,150,200	—	—	4,150,200
TOTAL	$228,647,317	$47,773,722	$—	$276,421,039

Other Financial Instruments*
Options Written	$(1,130,385)			$(1,130,385)
Securities Sold Short	(35,065,472)	—	—	(35,065,472)
TOTAL	$(36,195,857)	$—	$—	$(36,195,857)

* Other financial instruments include written options and securities sold short.

All securities of the Fund were valued using either Level 1 or Level 2 inputs during the nine months ended December 31, 2009. Thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for this Fund.

Options: The Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing securities.

Written option activity for the nine months ended December 31, 2009 was as follows:

Written Call Options	Contracts	Premiums
Outstanding, March 31, 2009	—	$—
Positions opened	930	452,200
Exercised	—	—
Expired	—	—
Closed	—	—
Outstanding, December 31, 2009	930	$452,200
Market Value, December 31, 2009		$118,985

Written Put Options	Contracts	Premiums
Outstanding, March 31, 2009	1,000	$2,767,999
Positions opened	5,075	7,309,010
Exercised	—	—
Expired	(4,265)	(6,738,938)
Closed	(320)	(126,990)
Outstanding, December 31, 2009	1,490	$3,211,081
Market Value, December 31, 2009		$1,011,400

Short Sales: The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

2. Recent Accounting Pronouncements:

In June 2009, the Financial Accounting Standards Board (“FASB”) issued FASB ASC 105 (formerly FASB Statement 168), Generally Accepted Accounting Principles, establishing the FASB Accounting Standards CodificationTM (ASC) as the source of authoritative generally accepted accounting principles (GAAP) to be applied by nongovernmental entities. FASB ASC 105 is effective for annual and interim periods ending after September 15, 2009, and the Fund has updated its references to GAAP in this report in accordance with the provisions of this pronouncement. The implementation of FASB ASC 105 did not have a material effect on its financial position or results of operation.

The Fund follows FASB ASC 815, “Disclosures about Derivative Instruments and Hedging Activities”(formerly Statement of Financial Accounting Standards No. 161), which expands the disclosure requirements about an entity’s derivative instruments and hedging activities. Management has concluded that the adoption of FASB ASC 815, as adopted by the Fund April 1, 2009, has no impact on the Fund’s Quarterly Statement of Investments (filed as part of the Form NQ) for the nine months ended December 31, 2009.

In April 2009, the FASB issued FASB ASC 820-10-65 (formerly FASB Staff Position No. FAS 157-4), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly. This standard applies to all assets and liabilities within the scope of accounting pronouncements that require or permit fair value measurements, with certain defined exceptions, and provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased. ASC 820-10-65 is effective for interim reporting periods ending after June 15, 2009. The implementation of ASC 820-10-65 did not have a material effect on the Fund’s financial position or results of operation.

Item 2 - Controls and Procedures.

(a)                                 The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 — Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLOUGH GLOBAL ALLOCATION FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	February 26, 2010

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	February 26, 2010